SHARE REPURCHASE PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 26, 2012	Mar. 21, 2011
Class of Stock [Line Items]
ADSs authorized for repurchase			$ 40,000	$ 20,000
Number of ADSs repurchased	6,532,429
Shares repurchased, amount	$ 17,400
Shares cancelled, shares	2,190,685
Treasury stock, Number of ADSs	4,341,744
Number of ADSs reissued	3,325,605	3,325,605